CONDENSED CONSOLIDATE BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	63,349,823	50,639,350
Common stock, shares outstanding (in shares)	63,349,823	50,639,350
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	63,349,823	50,369,350
Common stock, shares outstanding (in shares)	63,349,823	50,369,350
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Common stock, par value (in dollars per share)		$ 10
Common unit, issued		400
Common unit, outstanding		400